Other disclosures - Risk Management and Principal Risks - Management adjustments to models for impairment - Portfolios that have management adjustments greater than GBP10m by product (audited) (Details) - Portfolios with management adjustments over threshold [Member] - GBP (£)
£ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Credit cards, unsecured and other retail lending [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total management adjustments to impairment allowances, including forbearance	£ (23)	£ 24
Proportion of total impairment allowances	(0.80%)	0.80%
Loans to corporate entities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total management adjustments to impairment allowances, including forbearance	£ (11)	£ 68
Proportion of total impairment allowances	(1.60%)	6.00%